Investment Securities (Tables)	12 Months Ended
Mar. 31, 2012
Cost, Gross Unrealized Holding Gains and Losses, and Fair Value for Investment Securities by Major Security Types

The cost, gross unrealized holding gains and losses, and fair value for such investment securities by major security types at March 31, 2012 and 2011, are as follows:

	Millions of yen
		Gross unrealized holding
	Cost	Gains	Losses	Fair value
At March 31, 2012
Investment securities:
Marketable equity securities available for sale	¥19,890	¥26,072	¥29	¥45,933

Other investment securities at cost	8,259

	¥28,149

At March 31, 2011
Investment securities:
Marketable equity securities available for sale	¥23,887	¥25,599	¥114	¥49,372

Other investment securities at cost	11,483

	¥35,370

	Thousands of U.S. dollars
		Gross unrealized holding
	Cost	Gains	Losses	Fair value
At March 31, 2012
Investment securities:
Marketable equity securities available for sale	$242,561	$317,951	$353	$560,159

Other investment securities at cost	100,719

	$343,280

Gross Unrealized Holding Losses and Fair Value of Available-for-Sale Securities, Aggregated by Length of Time Individual Securities that have been in Continuous Unrealized Loss Position

Gross unrealized holding losses and the fair value of available-for-sale securities, aggregated by length of time that individual securities have been in a continuous unrealized loss position at March 31, 2012 and 2011, are as follows:

	Millions of yen
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
At March 31, 2012
Investment securities:
Marketable equity securities available for sale	¥272	¥29	¥—	¥—	¥272	¥29

At March 31, 2011
Investment securities:
Marketable equity securities available for sale	¥479	¥114	¥—	¥—	¥479	¥114

	Thousands of U.S. dollars
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
At March 31, 2012
Investment securities:
Marketable equity securities available for sale	$3,317	$353	$—	$—	$3,317	$353